Document and Entity Information	Oct. 31, 2021
Prospectus:
Document Type	497
Document Period End Date	Oct. 31, 2021
Registrant Name	Carillon Series Trust
Entity Central Index Key	0000897111
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 06, 2021
Document Effective Date	Dec. 06, 2021
Prospectus Date	Mar. 01, 2021